Share-based Payments - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2021 USD ($) shares yr $ / shares	Mar. 31, 2020 USD ($) shares yr $ / shares	Mar. 31, 2019 USD ($) shares $ / shares	Mar. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares available for future grants | shares		3,911,905
Number of shares issued upon exercise of share options and RSUs | shares		768,563	780,420	719,140
Share-based compensation expense		$ 38,230,000	$ 37,520,000	$ 30,305,000
2006 Incentive award plan [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options granted | shares		0	0	0
Weighted average share price of options exercised | $ / shares			$ 0
Exercise price per options outstanding | $ / shares	$ 0	$ 0	$ 0
Weighted average remaining contractual term		0 years	0 years
PSUs [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period		three years
Unrecognized compensation cost related to unvested other equity instruments	$ 8,577,000	$ 8,577,000
Weighted average grant date fair value	68.05	68.05	$ 52.14	$ 47.54
Aggregate intrinsic value of share units exercised		22,207,000	20,333,000	15,077,000
Total grant date fair value of units vested		$ 13,049,000	$ 10,154,000	$ 9,535,000
Weighted average share price of share units exercised other equity instruments | $ / shares		$ 69.10	$ 59.65	$ 50.75
Number of other equity instruments issued in share-based payment arrangement		193,249	342,097
Expected weighted average period for recognition of compensation cost other equity instruments | yr		1.9
Share-based options [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based incentive plan - term		10 years
Share-based options [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period		four years
Restricted share units (RSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based incentive plan - term		10 years
Vesting period		four years
Weighted average grant date fair value	0	$ 0	$ 0	$ 0
RSUs dependent on non-market performance condition [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Unrecognized compensation cost related to unvested other equity instruments	6,969,000	6,969,000
Expected weighted average period for recognition of compensation cost other equity instruments | yr			2.5
Weighted average grant date fair value	43.26	43.26	$ 56.23	47.89
Aggregate intrinsic value of share units exercised		20,354,000	26,522,000	21,324,000
Total grant date fair value of units vested		$ 15,912,000	$ 16,213,000	$ 15,964,000
Weighted average share price of share units exercised other equity instruments | $ / shares		$ 66.77	$ 61.03	$ 50.52
Number of other equity instruments issued in share-based payment arrangement		362,795	387,491
RSUs dependent on market performance condition [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Unrecognized compensation cost related to unvested other equity instruments	0	$ 0
Additional cost as a result of modification in respect of modified share awards		1,185,000
Incremental cost recognized in the current year in respect of such modified RSUs		$ 3,000	$ 77,000
Number of other equity instruments issued in share-based payment arrangement		0	0
RSUs related total shareholders return [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total grant date fair value of options vested		$ 7,651,000	$ 0	$ 0
Unrecognized compensation cost related to unvested other equity instruments	6,026,000	$ 6,026,000
Expected weighted average period for recognition of compensation cost other equity instruments | yr		2.2
Weighted average grant date fair value	$ 35.22	$ 35.22	$ 63.10	$ 57.20
Number of other equity instruments issued in share-based payment arrangement		314,771	179,878
Share-based compensation expense		$ 5,213,000	$ 4,698,000
RSUs BBBEE Program In South Africa [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period		four years	four years
Number of other equity instruments issued in share-based payment arrangement	11,400	1,850	3,365	14,250	32,050
Share-based compensation expense		$ 871,000	$ 777,000
Unamortized Share based compensation	$ 3,483,000	$ 3,483,000